Organization and Description of Business - Schedule of Revenue (Details) - VIE [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue [Line Items]
Net revenues	$ 12,809,211	$ 11,574,877	$ 13,161,560
Net income/(loss)	$ 308,737	$ (869,063)	$ (1,311,568)